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                                                      SEC FILE NUMBER
                                                         811-04404
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                                                       CUSIP NUMBER
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12B-25


                           NOTIFICATION OF LATE FILING


(CHECK ONE): [ ] Form 10-K   [ ] Form 20-F   [ ] Form 11-K   [ ] Form 10-Q
             [ ] Form N-SAR  [X] Form N-CSR

             For Period Ended: DECEMBER 31, 2003
                               -----------------

             [ ] Transition Report on Form 10-K
             [ ] Transition Report on Form 20-F
             [ ] Transition Report on Form 11-K
             [ ] Transition Report on Form 10-Q
             [ ] Transition Report on Form N-SAR

             For the Transition Period Ended:
                                             ------------------

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  READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.
--------------------------------------------------------------------------------


If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: (1) Exhibit 11(a)(2) - certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002; and
(2) Exhibit 11(b) - certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

PART I -- REGISTRANT  INFORMATION

WEISS, PECK & GREER FUNDS TRUST
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Full Name of Registrant

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Former Name if Applicable

ONE NEW YORK PLAZA
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Address of Principal Executive Office (STREET AND NUMBER)

NEW YORK, NY  10004
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City, State and Zip Code


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PART II -- RULES 12B-25 (B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

           (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

           (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the
   [X] fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

           (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra Sheets if Needed)

The Registrant has filed its report on Form N-CSR (including the Registrant's audited financial statements) except for the certifications of the Registrant's principal executive and financial officers required to be included as exhibits. The Registrant is unable to include such certifications as exhibits because the certifying officers have delayed making such certifications pending the completion of an internal inquiry at the Registrant's investment adviser, which inquiry is unrelated to the Registrant. The Registrant expects that the certifications will be completed and filed within the period provided by this Form.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

    LEONARD A. PIERCE            (617)              526-6440
    -----------------         -----------       ------------------
         (Name)               (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

     [X] Yes   [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

     [ ] Yes   [X] No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
     ---------------------------------------------------------------------------


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                         WEISS, PECK & GREER FUNDS TRUST
                  --------------------------------------------
                  (Name of Registrant as Specified in Charter)

   has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date:  MARCH 9, 2004                  By:  /S/JOSEPH J. REARDON
       -------------                  -------------------------
                                      Name: Joseph J. Reardon
                                      Title: Vice President

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed of behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.












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